UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Address of principal executive offices)

OCM Mutual Fund

Attn: Greg Orrell

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2017 through June 30, 2018

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Royal Gold, Inc.	RGLD	780287108	11/16/2017	1. Elect directors; 2. Appoint Ernst & Young as auditors;	Company	Yes	For	For
				3. Proposal to approve advisory resolution relating to
				executive compensation; 4. Proposal to approve on an
				advisory basis, the preferred frequency of future
				votes on executive compensation.

Alamos Gold, Inc.	AGI	011532108	11/16/2017	1. To approve the issuance of Alamos shares to	Company	Yes	Against	Against
				shareholders of Richmont.

Richmont Mines, Inc.	RIC	76547T106	11/16/2017	1. To pass a special resolution approving the	Company	Yes	For	For
				arrangement between Alamos Gold and
				Richmont Mines.

Atlantic Gold Corp.	AGB CN	04854Q952	11/30/2017	1. Elect directors; 2. Set number of directors	Company	Yes	For	For
				at 8; 3. Appoint PricewaterhouseCoopers LLP
				as auditors; 4. To ratify, confirm and re-approve
				stock option plan; 5. Transact such other
				business as may come before the meeting.

Newmont Mining Corp.	NEM	651639106	4/25/2018	1A-1L. Elect directors; 2. Approve on an advisory	Company	Yes	For	For
				basis named executive officer compensation.

Tahoe Resources, Inc.	TAHO	873868103	5/3/2018	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For 1,2,4,5,6,7	For 1,2,4,5,6,7,
				auditors; 3. Accept approach to executive			Against 3	Against 3
				compensation; 4. Pass an ordinary resolution
				approving an amended and restated share option
				and incentive plan; 5. Pass resolution approving
				performance award plan; 6. Pass resolution
				to amend Company's Articles to increase the
				quorum at a meeting of shareholders to two
				persons present, not less than 25% proxy.
				7. Pass resolution to amend the Company's
				Articles to delete provisions relating to
				"alternative directors" and amending Notice and
				Access.

Randgold Resources Ltd. ADR	GOLD	752344309	5/8/2018	1. Receive audited financial statements; 2. Declare company		Yes	For	For
				a final dividend of $2.00 payable to shareholders
				of record date 3/23/18; 3. Approve directors'
				remuneration report ; 4. Approve the directors'
				remuneration policy; 5-12. Elect and re-elect
				directors; 13. Re-appoint BDO LLP as auditors;
				14. Authorize the audit committee to determine
				remuneration of the auditors; 15. Authorize to
				allot shares; 16. Resolve as part of their
				fees as directors, each non-executive director
				re-elected at the meeting be awarded 1,500
				shares; 17. Resolve that as part of his fee
				as senior independent director be awarded 2,000
				shares of the company; 18. To resolve as part
				of his fee as Chairman be awarded 2,500
				shares; 19. Approval of the Randgold Resources
				long term Incentive Plan; 20. Authority to
				disapply pre-emption rights; 21. Authority for
				the company to purchase its own ordinary shares.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Agnico Eagle Mines Ltd.	AEM	008474108	4/27/2018	1. Elect directors; 2. Appoint Ernst &	Company	Yes	For 1-4,	For 1-4,
				Young as auditors, directors to fix			Against 5	Against 5
				remuneration; 3. Resolution approving
				an amendment to the Company's stock option
				plan; 4. Resolution confirming the adoption of the
				amended and restated by-laws of the Company;
				5. Non-bind resolution accepting the Company's
				approach to executive compensation.

Argonaut Gold, Inc.	AR CN	04016A952	5/1/2018	1. Elect directors; 2. Appoint Pricewaterhouse	Company	Yes	For	For
				Coopers LLP as auditors; Directors to fix
				remuneration; 3. Confirm and authorize the
				amended Share incentive plan; 4. Ratification of
				the shareholder rights plan. Effective until 2/2021;
				5. Have shareholder advisory vote on Corporation's
				executive compensation.

Centerra Gold, Inc.	CG CN	152006953	5/1/2018	1. Elect directors; 2. Appoint KPMG LLC as	Company	Yes	For	For
				auditors, directors to fix remuneration.

Tahoe Resources, Inc.	TAHO	873868103	5/3/2018	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For 1,2,4,5,6,7	For 1,2,4,5,6,7
				auditors; 3. Accept approach to executive			Against 3	Against 3
				compensation; 4. Pass resolution regarding share
				incentive plan; 5. Pass resolution approving
				performance share award plan; 6. Resolution to
				amend Company's articles to increase the
				quorum at shareholder's meeting to 2 persons
				present or represented by proxy 25% of the
				issued shares; 7. Resolution to amend the
				Company's articles to delete provisions
				relating to "alternate directors, and amending
				notice provisions to reference Notice and
				Access.

Dundee Precious Metals, Inc.	DPM CN	265269951	5/3/2018	1. Elect directors; 2. Appoint Pricewaterhouse	Company	Yes	For 1,2	For 1,2
				Coopers LLP as auditors, directors to fix remuneration;			Against 3	Against 3
				3. Resolution accepting Company's approach
				to executive compensation.

Alamos Gold, Inc.	AGI	011532108	5/7/2018	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For 1,2	For 1,2
				auditors, directors to fix remuneration;			Against 3	Against 3
				3. Resolution to approve company's approach to
				executive compensation.

Kinross Gold Corp.	KGC	496902404	5/9/2018	1. Elect directors; 2. Appoint KPMG LLP as auditors	Company	Yes	For 1,2,3	For 1,2,3
				directors to fix remuneration; 3. Resolution			Against 4	Against 4
				ratifying the adoption of a shareholders rights
				plan of agreement between the company and
				Computershare Investor Services; 4. If deemed
				appropriate, resolution on approach to
				executive compensation.

SEMAFO, Inc.	SMF CN	816922959	5/10/2018	1. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For 1,2	For 1,2
				as auditors, directors to fix remuneration;			Against 3	Against 3
				3. Resolution to executive compensation.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Wheaton Precious Metals Corp.	WPM CN	926879953	5/10/2018	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For 1,2	For 1,2
				auditors, authorize directors to fix remuneration;			Against 3	Against 3
3. Resolutions regarding executive compensation.

AngloGold Ashanti Ltd. ADR	AU	035128206	5/16/2018	1a-1d. Re-election of directors; 2a-2e. Appointment	Company	Yes	For	For
of Audit and Risk committee; 3. Re-appointment
of Ernst & Young as auditors; 4. Authority
to directors to allot and issue ordinary shares;
5a,b. Separate non-binding advisory endorsement
of remuneration policy and implementation; 6.
Remuneration of non-executive directors;
7. General authority to acquire the company's own
shares; 8. Authority to directors to issue for cash
those shares which the directors are authorized
to allot and issue in terms of resolution 4;
9. Authority to provide financial assistance in
terms of Section 44 and 45 of the Company's Act.
10. Directors' authority to implement special and
ordinary resolutions. (1,,3,4,5,10 Ordinary resolu-
tions. 6,7,8,9 are Special resolutions.

Jaguar Mining, Inc.	JAG CN	47009M400	6/5/2018	1. Elect directors; 2. Appoint KPMG, LLP as	Company	Yes	For	For
auditors, directors to fix remuneration.

Alacer Gold Corp.	ASR CN	010679959	6/7/2018	1. Elect directors; 2. Appoint Pricewaterhouse	Company	Yes	For	For
Coopers LLP as auditors; 3. Resolutions regarding
Company's approach to executive compensation.

B2Gold Corp.	BTO CN	11777Q951	6/8/2018	1. Set number of directors at 8; 2. Elect directors;	Company	Yes	For	For
3. Appoint PricewaterhouseCoopers LLP as auditors,
directors to fix remuneration; 4. Approve the 2015
stock option plan; 5. Approve the RSU Plan
relating to the amendment of the Corporation's
Restricted Share Unit Plan.

Sutter Gold Mining, Inc.	SGM CN	86944A956	6/13/2018	1. Elect directors; 2. Appoint DeVisswe Gray LLP	Company	Yes	For	For
as auditors, directors to fix remuneration;
3. Confirm company's stock option plan.

Wesdome Gold Mines Ltd.	WDO CN	95083R951	6/11/2018	1. Elect directors; 2. Appoint Grant Thornton, LLP	Company	Yes	For	For
as auditor, directors to fix remuneration.

Endeavour Mining Corp.	EDV CN	G3040R950	6/26/2018	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
auditors, directors to fix remuneration; 3. Consider
a non-binding advisory resolution regarding executive
compensation.

Premier Gold Mines Ltd.	PG CN	74051D955	6/27/2018	1. Elect directors; 2. Appoint Grant Thornton LLP	Company	Yes	For	For
as auditors, directors to fix remuneration.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell

Gregory M. Orrell

President

July 18, 2018